Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($) Customer Supplier	Dec. 31, 2020 USD ($) Supplier Customer
Accounting Policies [Line Items]
Foreign currency translation gain	$ 0	$ 12,000
Collateral to offset certain short-term unsecured lending commitments	70,000	70,000
Accounts receivable, allowance for credit loss, current	$ 224,000	224,000
Standard limited warranty term	2 years
Long-term Debt	$ 67,135,000	39,400,000
Due to Related Parties, Noncurrent	16,670,000	5,957,000
Short-term debt	34,311,000	0
Impairment charges	$ 0	$ 0
Effective income tax rate reconciliation, percent	(0.04%)	(0.02%)
Advertising costs	$ 700,000	$ 500,000
Research and development	17,011,000	15,373,000
Deferred transaction costs	3,400,000	0
Contract assets	0	0
Customer deposits	1,000,000	1,100,000
Research and Development Expense [Member]
Accounting Policies [Line Items]
Research and development	200,000	800,000
Convertible notes [Member]
Accounting Policies [Line Items]
Convertible Notes Payable, Fair Value Disclosure	99,000,000	45,100,000
Convertible notes payable	105,800,000	51,300,000
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	38,600,000	11,900,000
Long-term Debt	16,200,000	33,400,000
Due to Related Parties, Noncurrent	16,700,000	6,000,000
Short-term debt	34,300,000
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers, Net	$ 0	$ 0
Maximum [Member]
Accounting Policies [Line Items]
Post contract support services term	24 months
Effective income tax rate reconciliation, percent	50.00%
Description of payment terms	60
Minimum [Member]
Accounting Policies [Line Items]
Post contract support services term	12 months
Description of payment terms	30
Credit Concentration Risk [Member] | Accounts Receivable [Member]
Accounting Policies [Line Items]
Concentration risk number of major customers | Customer	2	3
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
Accounting Policies [Line Items]
Concentration risk, Percentage	26.00%	16.00%
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Customer Two [Member]
Accounting Policies [Line Items]
Concentration risk, Percentage	21.00%	16.00%
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Customer Three [Member]
Accounting Policies [Line Items]
Concentration risk, Percentage		10.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Accounting Policies [Line Items]
Concentration risk number of major customers | Customer	2	0
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Major Customer [Member]
Accounting Policies [Line Items]
Concentration risk, Percentage	10.00%	10.00%
Supplier Concentration Risk [Member] | Inventory Purchases [Member]
Accounting Policies [Line Items]
Concentration risk number of major customers | Supplier	2	2
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Supplier One [Member]
Accounting Policies [Line Items]
Concentration risk, Percentage	52.00%	63.00%
Concentration risk, Amount	$ 600,000	$ 800,000
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Two [Member]
Accounting Policies [Line Items]
Concentration risk, Percentage	10.00%	11.00%
Concentration risk, Amount	$ 200,000	$ 100,000